Consolidated Statements of Financial Condition - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity in brokers' trading accounts:
Cash	$ 25,722,520	$ 29,435,769		$ 31,854,126
Total equity in brokers' trading accounts	27,986,276	33,285,367		33,400,057
Cash and cash equivalents	4,097,811	8,358,825		49,647,370
Securities owned, at fair value	69,613,814	74,642,951		87,511,963
Interest and other receivable, net	14,715	11,512		30,508
Total assets	101,712,616	116,298,655		170,589,898
Liabilities
Brokerage charge payable	473,985	563,127		858,221
Accrued incentive fees		68,968		128,365
Organization and offering costs payable	24,397	27,937		41,026
Accrued operating expenses	21,193	24,331		35,530
Redemptions payable to limited partners	2,247,628	2,130,670		4,161,818
Total liabilities	2,767,203	2,815,033		5,224,960
Partners' Capital (Net Asset Value)
Total partners' capital (net asset value)	98,945,413	113,483,622	$ 150,669,740	165,364,938	$ 213,734,839	$ 298,529,188
Total liabilities and partners' capital (net asset value)	101,712,616	116,298,655		170,589,898
Class A
Equity in brokers' trading accounts:
Cash		1,941,354		1,843,791
Total equity in brokers' trading accounts		2,195,242		1,933,272
Cash and cash equivalents		551,283		2,873,705
Securities owned, at fair value		4,922,866		5,065,395
Interest and other receivable, net		759		1,766
Total assets		7,670,150		9,874,138
Partners' Capital (Net Asset Value)
General Partner	303,941	322,836		333,239
Limited Partners	5,863,815	7,161,658		9,238,467
Class B
Equity in brokers' trading accounts:
Cash		18,790,515		19,094,865
Total equity in brokers' trading accounts		21,247,932		20,021,568
Cash and cash equivalents		5,335,910		29,760,975
Securities owned, at fair value		47,648,814		52,458,798
Interest and other receivable, net		7,349		18,288
Total assets		74,240,005		102,259,629
Partners' Capital (Net Asset Value)
Limited Partners	64,334,616	72,443,010		99,127,541
Legacy 1 Class
Equity in brokers' trading accounts:
Cash		295,154		248,115
Total equity in brokers' trading accounts		333,757		260,157
Cash and cash equivalents		83,814		386,708
Securities owned, at fair value		748,449		681,639
Interest and other receivable, net		115		238
Total assets		1,166,135		1,328,742
Partners' Capital (Net Asset Value)
General Partner	457,828	483,449		487,634
Limited Partners	619,774	654,458		800,410
Legacy 2 Class
Equity in brokers' trading accounts:
Cash		102,861		90,336
Total equity in brokers' trading accounts		116,313		94,720
Cash and cash equivalents		29,209		140,797
Securities owned, at fair value		260,835		248,178
Interest and other receivable, net		40		87
Total assets		406,397		483,782
Partners' Capital (Net Asset Value)
General Partner	204,802	216,389		218,807
Limited Partners	170,525	180,172		250,158
Global 1 Class
Equity in brokers' trading accounts:
Cash		6,635,605		6,522,138
Total equity in brokers' trading accounts		7,503,407		6,838,668
Cash and cash equivalents		1,884,301		10,165,308
Securities owned, at fair value		16,826,506		17,918,088
Interest and other receivable, net		2,595		6,247
Total assets		26,216,809		34,928,311
Partners' Capital (Net Asset Value)
General Partner	373,730	392,629		775,716
Limited Partners	23,757,346	25,189,596		33,082,784
Global 2 Class
Equity in brokers' trading accounts:
Cash		276,183		395,856
Total equity in brokers' trading accounts		312,299		415,068
Cash and cash equivalents		78,427		616,975
Securities owned, at fair value		700,341		1,087,524
Interest and other receivable, net		108		379
Total assets		1,091,175		2,119,946
Partners' Capital (Net Asset Value)
General Partner	180,373	189,644		190,820
Limited Partners	803,344	875,122		1,864,195
Global 3 Class
Equity in brokers' trading accounts:
Cash		1,394,097		3,659,025
Total equity in brokers' trading accounts		1,576,417		3,836,604
Cash and cash equivalents		395,881		5,702,902
Securities owned, at fair value		3,535,140		10,052,341
Interest and other receivable, net		546		3,503
Total assets		5,507,984		19,595,350
Partners' Capital (Net Asset Value)
Limited Partners	1,875,319	5,374,659		18,995,167
Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	640,526	2,644,659		2,279,924
Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	149,098	25,627		705
Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	$ 1,474,132	$ 1,179,312		$ (734,698)